Document And Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Aug. 13, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Kallo Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		307,647,036
Entity Public Float		$ 2,778,844
Amendment Flag	false
Entity Central Index Key	0001389034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2